Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Fixed Assets
The following is a summary of fixed assets and accumulated depreciation:

	Useful
	Life	June 30, 2014	June 30, 2013
Furniture and fixtures	5 - 7 years	$6,728	$-
Lab equipment	3 - 15 years	315,951	275,717
Construction in process	-	23,012	-
		345,691	275,717
Less: accumulated depreciation		(7,759)	-
		$337,932	$275,717